Recapitalization Transaction Expense (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Oct. 21, 2021	Jun. 03, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 22, 2021
Disclosure of detailed information about business combination [line items]
Issuance of shares					$ 11,907	$ 377,273
Number of securities called by warrants (in shares)				14,558,333
Recapitalization transaction expense		$ 148,700		$ 148,722
Total cash proceeds received				229,311
Expense of share issue				(32,787)
Proceeds from issuance of share capital	$ 229,300		$ 329,300	229,311	$ 12,096	$ 320,334
Alkuri Global Acquisition Corp
Disclosure of detailed information about business combination [line items]
Net identifiable assets and liabilities				5,310
Recapitalization transaction expense				$ 148,498
Alkuri Global Acquisition Corp | PIPE Investors
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares)				22,400,000
Share issued, price per share (in usd per share)				$ 10.01
Issuance of shares				$ 224,224
Share price (in usd per share)				$ 10.01
Net identifiable assets and liabilities				$ 224,000
Recapitalization transaction expense				148,722
IFRS 2 Expense on the closing date				224
Proceeds from issuance of share capital				$ 196,524
Alkuri Global Acquisition Corp | Public Warrants
Disclosure of detailed information about business combination [line items]
Number of securities called by warrants (in shares)				8,625,000
Share price (in usd per share)				$ 2.13
Alkuri Global Acquisition Corp | Private Placement Warrants
Disclosure of detailed information about business combination [line items]
Number of securities called by warrants (in shares)				5,933,333
Share price (in usd per share)				$ 2.13
Alkuri Global Acquisition Corp | Warrant
Disclosure of detailed information about business combination [line items]
Issuance of shares				$ 31,009
Share price (in usd per share)							$ 2.13
Alkuri Global Acquisition Corp | Class A Ordinary Shares [Member]
Disclosure of detailed information about business combination [line items]
Share issued, price per share (in usd per share)							10.01
Issuance of shares				$ 153,808
Alkuri Global Acquisition Corp | Ordinary share capital
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares)				12,267,653
Share issued, price per share (in usd per share)							$ 10.01
Issuance of shares				$ 122,799